Financial instruments by category - Fair values based on recognized valuation methods (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Level 1 | Futures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ 8,657
Level 1 | Options/OTC
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	5,141
Level 1 | Non derivable future (“NDF”)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	(47)
Level 1 | US-Treasury Bills
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	62,637
Level 2 | Interest-rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ 17,900